Funds from proposed share subscription (Tables)	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of funds from proposed share subscription
Proceeds from proposed share subscription	7,729,503	-
	7,729,503	-